OCC CASH RESERVES

                                                                   July 14, 1997

Dear Shareholder:

As in the past, during the six months ended May 31, 1997, OCC Cash Reserves continued to meet its objective of providing safety of principal, liquidity and maximum current income through investment in money market securities.

Investors in each of the five Portfolios have benefited to the extent that inflation continues to be relatively benign while the Federal Reserve raised short-term rates in an attempt to dampen economic growth and pre-empt potential increases in the rate of inflation. For the six months ended May 31, the rate of inflation, as measured by the Consumer Price Index, grew at an annualized rate of only 1.6%, while in March the Fed set the Federal Funds rate at 5.5%. This has resulted in historically high real yields; i.e., the spread between interest rates and the rate of inflation. Based on past history, the Fed has usually raised rates more than once. If that continues to be the case this year as well, short-term interest rates could go even higher, possibly resulting in even greater real yields.

As you may be aware, there are certain changes pending in the ownership of the adviser to OCC Cash Reserves, OpCap Advisors and its parent, Oppenheimer Capital. On February 13th, PIMCO Advisors L.P., a registered investment adviser with approximately $110 billion in assets under management, signed an Agreement and Plan of Merger pursuant to which it and an affiliate will acquire, among other things, the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partnership interest in OpCap Advisors. The transaction is subject to certain conditions being satisfied prior to closing. If the transaction is consummated, the change in control of OpCap Advisors will result in the termination of its existing investment advisory agreement with the Fund. At a meeting held on February 28, 1997, the Fund's Board of Directors approved a new investment advisory agreement with OpCap Advisors upon the same terms and conditions as the existing one. More detailed information about PIMCO Advisers and the transaction will be found in proxy materials seeking approval of that new agreement which will soon be sent to you.

We at OCC Cash Reserves and OpCap Advisors want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.

                                                     Sincerely,

                                                     /s/Joseph M. La Motta

                                                     Joseph M. La Motta
                                                     President


OCC Cash Reserves
One World Financial
Center
New York, NY 10281

Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672

================================================================================
    INVESTMENT REVIEW
================================================================================


Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Semi-Annual Review

During the six months ended May 31, 1997, the daily dividends of the Primary Portfolio averaged 4.65% on an annual basis or 4.75% compounded monthly. At May 31 the Portfolio had a seven-day compounded yield of 4.95%, up from 4.94% at the beginning of the year. The average maturity of the Portfolio during the six months ranged from a low of 42 days to a high of 69 days and on May 31 was 52 days.


Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Semi-Annual Review

The Government Portfolio's daily dividend averaged 4.43% on an annual basis or 4.53% compounded monthly for the six months ended May 31, 1997. On May 31 the seven-day compounded yield of the Portfolio was 4.68%, up from 4.47% at November
30. The average maturity of the Portfolio during the six months ranged from 43 days to 67 days. On May 31, it was 48 days.


General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.62% on an annual basis and 2.65% compounded monthly during the six months ended May 31. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.39%. The seven-day compounded yield on May 31 was 2.88% compared with the beginning of the fiscal year when it was 2.71%. Average maturity of the Portfolio ranged from 41 days to 57 days and on May 31 was 47 days.


California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discounts notes and participation interest in the foregoing.

Semi-Annual Review

For the six months ended May 31, 1997, the daily dividend averaged 2.61% on an annual basis and 2.64% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 11% respectively, the monthly compounded return would be equivalent to a taxable return of 4.91%. Between the end of the last fiscal year and May 31, 1997, the seven-day compounded yield fell from 3.04% to 2.80%. The average maturity of the securities in the Portfolio ranged from 39 days to 57 days and was 43 days on May 31.

================================================================================

================================================================================

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

In the six months ended May 31, 1997, the daily dividends of the Portfolio averaged 2.58% on an annual basis and 2.61% compounded monthly. This was equivalent to an effective taxable yield of 4.88% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 7.50% and 3.91% respectively. The seven-day compounded yield rose from 2.70% to 2.87% between the 1996 fiscal year-end and May 31, 1997. The average maturity of the Portfolio ranged between 35 days and 65 days. On May 31, 1997 it was 38 days.

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited)
================================================================================

--------------------------------------------------------------------------------
   PRIMARY PORTFOLIO
--------------------------------------------------------------------------------

Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
U.S. Government Agencies--2.6%
$  25,000 Federal Farm Credit Bank,
            5.59%, 5/1/98 ....................................      $ 24,993,366
   25,000 Federal National Mortgage Association,
            5.35%-5.58%,
            6/11/97-9/29/97 ..................................        24,998,493
                                                                    ------------
Total U.S. Government Agencies
   (amortized cost--$49,991,859) .............................      $ 49,991,859
                                                                    ------------

Certificates of Deposit--20.9%
$  15,000 BankAmerica NTSA,
            5.66%, 10/7/97 ...................................      $ 15,000,000
   75,000 Bank of Nova Scotia,
            5.43%-6.10%,
            6/16/97-5/27/98 ..................................        75,000,000
   25,000 Barclays Bank PLC,
            5.65%, 4/16/98 ...................................        24,989,316
   55,000 Canadian Imperial Bank of Commerce,
            5.66%-5.72%,
            7/7/97-8/6/97 ....................................        55,000,000
   45,000 Deutsche Bank,
            5.51%-5.70%,
            7/15/97-11/24/97 .................................        44,995,674
   10,000 Dresdner U.S. Finance Inc.,
            5.60%, 7/7/97 ....................................        10,000,000
   25,000 National Westminster Bank PLC,
            5.89%, 10/1/97 ...................................        25,000,000
   50,000 NationsBank NA,
            5.61%, 7/14/97 ...................................        49,664,958
   25,000 Royal Bank of Canada,
            5.58%, 12/11/97 ..................................        24,997,463
   75,000 Societe Generale Bank,
            5.40%-6.10%,
            6/9/97-5/18/98 ...................................        75,000,000
                                                                    ------------
Total Certificates of Deposit
   (amortized cost--$399,647,411).............................      $399,647,411
                                                                    ------------

Commercial Paper--75.0%
$  70,000 Abbey National North America,
             5.30%-5.61%,
             7/8/97-8/11/97 ..................................      $ 69,474,979
   40,000 ABN-Amro North America Finance Inc.,
             5.35%-5.37%,
             6/5/97-7/8/97 ...................................        39,877,728

   65,000 Aetna Services Inc.,
            5.55%-5.60%,
            6/2/97-7/14/97 ...................................        64,769,358
   80,000 American Express Credit Corp.,
            5.51%-5.55%,
            6/12/97-6/30/97 ..................................        79,749,797
   75,000 American Home Products Corp.,
            5.58%-5.60%,
            6/17/97-7/28/97 ..................................        74,564,458
   40,000 Associates Corporation of
            North America,
            5.61%, 6/9/97 ....................................        39,950,133
   15,000 Beneficial Corp.,
            5.55%, 7/30/97 ...................................        14,863,563
   25,000 Cheltenham & Gloucester
            Building Society,
            5.36%, 7/7/97 ....................................        24,866,000
   19,300 CIT Group Holdings Inc.,
            5.50%, 6/30/97 ...................................        19,214,490
   45,900 Daimler Benz North America Corp.,
            5.32%-5.50%,
            6/3/97-6/4/97 ....................................        45,882,853
   18,000 Deere (John) Capital Corp.,
            5.51%, 6/2/97 ....................................        17,997,245
   35,000 Dover Corp.,
            5.53%-5.54%,
            6/2/97-6/16/97 ...................................        34,962,303
   20,000 Dresdner U.S. Finance Inc.,
            5.54%, 6/4/97 ....................................        19,990,767
   61,879 Eksportfinans A/S,
            5.54%-5.61%,
            6/16/97-7/10/97 ..................................        61,674,487
   65,000 Ford Credit Europe PLC,
            5.57%-5.59%,
            7/7/97-7/21/97 ...................................        64,572,267
   30,000 General Electric Capital Services Inc.,
            5.70%, 11/3/97 ...................................        29,263,750
   30,000 General Electric Co.,
            5.58%, 6/16/97 ...................................        29,930,250
   55,000 General Motors Acceptance Corp.,
            5.32%-5.325%,
            8/11/97-8/21/97 ..................................        54,400,592
   75,000 Generale Bank,
            5.57%-5.625%,
            6/16/97-8/7/97 ...................................        74,588,076
   50,000 Goldman Sachs Group L.P.
            5.62%, 9/2/97 ....................................        49,274,083

================================================================================

================================================================================

Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Commercial Paper--75.0% (cont'd)
$  47,100 IBM Credit Corp.,
            5.51%-5.52%,
            6/2/97-6/24/97 ...................................     $  47,052,038
   75,000 Merrill Lynch & Co. Inc.,
            5.35%-5.60%,
            6/2/97-7/28/97 ...................................        74,733,786
   70,000 Morgan Stanley Group Inc.,
            5.54%-5.55%,
            6/23/97-6/25/97 ..................................        69,756,550
   40,000 Norwest Financial Inc.,
            5.55%, 7/21/97-7/23/97 ...........................        39,687,042
   25,000 Novartis Finance Corp.,
            5.54%, 6/9/97 ....................................        24,969,222
   25,000 Queensland Treasury Corp.,
            5.35%, 6/10/97 ...................................        24,966,563
   65,000 Skandinaviska Enskilda Banken
            Funding Inc.,
            5.56%-5.57%,
            6/9/97-6/24/97 ...................................        64,861,683
   55,000 Svenska Handelsbanken Inc.,
            5.38%-5.61%,
            6/11/97-9/2/97 ...................................        54,556,599
   40,000 Sweden (Kingdom of),
            5.27%-5.28%,
            6/27/97-9/15/97 ..................................        39,554,869
   50,000 Toronto-Dominion Holdings USA Inc.,
            5.37%, 9/30/97 ...................................        49,097,542
    7,000 UBS Finance Inc.,
            5.52%, 6/23/97 ...................................         6,976,387
   25,500 U.S. Borax & Chemical Corp.,
            5.57%-5.63%,
            6/30/97-8/1/97 ...................................        25,332,529
                                                                  --------------
Total Commercial Paper
   (amortized cost--$1,431,411,989) ..........................    $1,431,411,989
                                                                  --------------
Corporate Note--.8%
$  15,000 CIT Group Holdings Inc., VRDN*,
             5.58%, 11/20/97
             (amortized cost--$14,995,193) ...................    $   14,995,193
                                                                  --------------

Repurchase Agreement--.6%
$  11,890       J.P. Morgan Securities Inc.,
             dtd. 5/30/97, 5.53%, 6/2/97
             (proceeds at maturity $11,895,479,
             collateralized by $12,100,000 par,
             $12,190,750 value, Federal Home
             Loan Bank Corp., 5.875%, 3/24/98)
             (amortized cost--$11,890,000) ...................    $   11,890,000
                                                                  --------------

Total Investments
   (amortized cost--$1,907,936,452+) .........        99.9%       $1,907,936,452

Other Assets in Excess
   of Liabilities ............................         0.1             1,060,022
                                                     -----        --------------

Total Net Assets .............................       100.0%       $1,908,996,474
                                                     =====        ==============


================================================================================
   GOVERNMENT PORTFOLIO
================================================================================
U.S. Government Agencies--99.9%
$  11,300 Federal Farm Credit Bank,
            5.34%-5.59%,
            7/23/97-5/1/98 ...................................      $ 11,184,377
   18,585 Federal Home Loan Bank,
            5.26%-5.54%,
            6/5/97-10/31/97 ..................................        18,429,629
   40,449 Federal Home Loan Mortgage Corp.,
            5.22%-5.53%,
            6/2/97-8/18/97 ...................................        40,282,597
   31,035 Federal National Mortgage Association,
            5.23%-5.65%,
            6/2/97-12/8/97 ...................................        30,783,383
                                                                     -----------

Total Investments
   (amortized cost--$100,679,986+) .............        99.9%       $100,679,986

Other Assets in Excess
   of Liabilities ..............................         0.1             128,051
                                                       -----        ------------

Total Net Assets ...............................       100.0%       $100,808,037
                                                       =====        ============

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Alabama--1.0%
$     575 Huntsville GO, Ser. A,
            7.75%, 8/1/97 (A) ................................       $   590,377
      700 Phenix Cnty. IDB, EIR,
            Ser. A, VRDN*
            (LC; Toronto-Dominion Bank),
            4.10%, 6/2/97 ....................................           700,000
                                                                     -----------
                                                                       1,290,377
                                                                     -----------
Alaska--8.4%
    3,600 Alaska St. HF Corp.,
            Ser. A, VRDN*
            3.90%, 6/4/97 ....................................         3,600,000
      550 North Slope Borough GO, Ser. G,
            7.50%, 6/30/97 ...................................           551,665
          Valdez Marine Term. Rev.,
            Arco Trans. Proj., VRDN*
    4,800   Ser. A, 3.50%, 6/2/97 ............................         4,800,000
    2,000   Ser. B, 4.00%, 6/4/97 ............................         2,000,000
                                                                     -----------
                                                                      10,951,665
                                                                     -----------
Arizona--3.5%
    1,000 Arizona Edl. Ln. Mktg. Corp.,
            ELR, Ser. A, VRDN*
            (LC; Dresdner Bank AG),
            4.00%, 6/4/97 ....................................         1,000,000
    2,500 Cochise Cnty. PCR, SWDR,
            Arizona Elec. Pwr. Coop. Inc. Proj.,
            3.50%, 9/2/97 ....................................         2,500,000
    1,000 Salt River Proj.,
            Agric. & Pwr. Dist., Ser. A,
            7.875%, 1/1/98 (A) ...............................         1,043,245
                                                                     -----------
                                                                       4,543,245
                                                                     -----------
California--6.2%
    1,500 California Sch. Cash Reserve,
            Prog. Auth., Ser. A,
            4.75%, 7/2/97 ....................................         1,501,141
    1,000 California St. RAN's,
            Ser. A, dtd. 8/6/96,
            4.50%, 6/30/97 ...................................         1,000,405
    1,000 Contra Costa Cnty. TRAN's,
            dtd. 7/1/96,
            4.50%, 7/3/97 ....................................         1,000,633

    1,000 Fresno TRAN's,
            dtd. 7/2/96,
            4.50%, 6/30/97 ...................................         1,000,420
    2,000 Los Angeles Cnty. TRAN's,
            Ser. A, dtd. 7/1/96,
            (LC; Credit Suisse, NY and
            Morgan Guaranty, NY),
            4.50%, 6/30/97 ...................................         2,001,294
    1,000 Los Angeles Sch. Dist. Ctfs. Partn.,
            Multiple Properties Proj., Ser. A,
            5.30%, 12/1/97 ...................................         1,007,050
      500 Sonoma Valley Sch. Dist. TRAN's,
            dtd. 7/3/96,
            4.50%, 7/3/97 ....................................           500,253
                                                                     -----------
                                                                       8,011,196
                                                                     -----------

Delaware--2.4%
    3,100 Delaware St. EDAR, Gas Facs.,
            Delmarva Pwr. & Lt., VRDN*
            4.15%, 6/2/97 ....................................         3,100,000
                                                                     -----------

Florida--4.1%
      370 Dade Cnty. Sch. Dist. GO,
            dtd. 2/15/97,
            4.50%, 2/15/98 ...................................           371,502
      300 Duval Cnty. Sch. Dist. GO,
            dtd. 4/1/92,
            5.20%, 8/1/97 ....................................           300,765
      600 Florida St. Jacksonville TA,
            9.00%, 1/1/98 (A) ................................           629,096
          Hillsborough Cnty.,
      400   Sch. Brd. STR,
            5.00%, 10/1/97 ...................................           401,524
      300 Solid Waste & RRR,
            4.50%, 10/1/97 ...................................           300,586
          Jacksonville Excise Taxes Rev.,
      400   dtd. 2/1/88,
            6.75%, 10/1/97 ...................................           403,792
      600   dtd. 7/1/87,
            7.75%, 10/1/97 (A) ...............................           619,863
      400 Kissimmee Util. Auth. Elec. Sys. Rev.,
            5.55%, 10/1/97 ...................................           401,990
    1,300 Putnam Cnty. Dev. Auth., PCR,
            Seminole Elec. Co. Proj.,
            Ser. H-1, VRDN*
            4.05%, 6/4/97 ....................................         1,300,000

================================================================================

================================================================================

Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Florida--4.1% (cont'd)
$     250 Tampa Wtr. & Swr. Rev.,
            Ser. B, dtd. 8/1/88,
            7.00%, 10/1/97 ...................................       $   252,560
      300 Venice Util. Rev.,
            dtd. 1/1/89,
            7.30%, 7/1/97 (A) ................................           306,869
                                                                     -----------
                                                                       5,288,547
                                                                     -----------
Georgia--.5%
      600 Burke Cnty. DA, PCR,
            Georgia Pwr. Co., Ser. 2, VRDN*
            4.00%, 6/2/97 ....................................           600,000
                                                                     -----------
Hawaii--1.2%
      500 Hawaii St. Arpts. Sys. Rev.,
            6.00%, 7/1/97 ....................................           500,759
    1,000 Hawaii St. Secondary Mkt. Svcs
            Corp., SLR, Ser. II, VRDN*
            (LC; National Westminster
            Bank PLC),
            3.95%, 6/4/97 ....................................         1,000,000
                                                                     -----------
                                                                       1,500,759
                                                                     -----------
Illinois--6.1%
    5,200 Chicago O'Hare Int'l. Arpt.,
            Ser. B, VRDN*
            (LC; Societe Generale Bank),
            4.00%, 6/4/97 ....................................         5,200,000
      500 Chicago Sch. FA, GO, Ser. A,
            4.40%, 6/1/97 ....................................           500,000
    1,700 Illinois Hlth. FAR,
            Hosp. Sisters Svc. Proj., Ser. E,
            VRDN* (Insd.; MBIA),
            3.90%, 6/4/97 ....................................         1,700,000
      500 Illinois St. GO,
            5.25%, 10/1/97 ...................................           501,994
                                                                     -----------
                                                                       7,901,994
                                                                     -----------
Kansas--.2%
      300 Kansas St. Dev. FAR,
             Water Pollution Ctl., Ser. II
             4.50%, 11/1/97 ..................................           300,729
                                                                     -----------
Kentucky--1.7%
      200 Boone Cnty. PCR,
            Cincinnati Gas & Elec. Co.,
            Proj., Ser. A, VRDN*
            (LC; Union Bank of Switzerland),
            3.80%, 6/2/97 ....................................           200,000

    2,000 Kentucky HEL, Student Loan,
            Corp., SLR, Ser. E, VRDN*
            3.95%, 6/4/97 ....................................         2,000,000
                                                                     -----------
                                                                       2,200,000
                                                                     -----------
Louisiana--2.1%
      600 East Baton Rouge,
            Sewer Commission Rev.,
            9.25%, 9/1/97 (A) ................................           626,005
          Louisiana St. GO,
    1,000   Ser. A,
            7.00%, 8/1/97 (A) ................................         1,025,642
    1,000 Ser. A, (Insd.; MBIA),
            7.00%, 8/1/97 (A) ................................         1,025,390
                                                                     -----------
                                                                       2,677,037
                                                                     -----------
Maryland--1.6%
    1,000 Maryland St., Dept. of Trans.,
            3.625%, 6/15/97 ..................................           999,964
          Washington Subn. Sanitation Dist.,
            Gen. Construction,
      500   4.50%, 6/1/97 ....................................           500,000
      600   7.40%, 12/1/97 (A) ...............................           622,371
                                                                     -----------
                                                                       2,122,335
                                                                     -----------
Massachusetts--7.0%
    2,000 Mass. Bay Trans. Auth., Ser. C,
            3.60%, 6/3/97 ....................................         2,000,000
    7,100 Massachusetts St. GO,
            Ser. B, VRDN*
            (LC; National Westminster
            Bank PLC),
            4.00%, 12/1/97 ...................................         7,100,000
                                                                     -----------
                                                                       9,100,000
                                                                     -----------
Michigan--.2%
      250 Michigan Mun. Bd. Auth. Rev.,
            St. Revolving Fd.,
            3.75%, 10/1/97 ...................................           249,876
                                                                     -----------
Minnesota--1.5%
    2,000 Becker PCR,
            Northern St. Pwr. Co.,
            Ser. B, VRDN*
            3.60%, 6/4/97 ....................................         2,000,000
                                                                     -----------
Missouri--.5%
      600 Missouri EIERA, PCR,
            Union Elec. Co. Proj., Ser. A,
            (LC; Swiss Bank Corp.),
            3.65%, 6/1/97 ....................................           600,000
                                                                     -----------

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Montana--.4%
$     500 Montana St. Higher Ed.,
            Student Assistance Corp. SLR,
            4.55%, 12/1/97 ...................................       $   501,946
                                                                     -----------
Nebraska--2.8%
          Nebraska HEL Prog.,
            Student Ln. Prog.,
    2,100   Ser. A, VRDN* (LC; SLMA),
            3.95%, 6/4/97 ....................................         2,100,000
    1,600   Ser. C, VRDN* (LC; SLMA),
            3.95%, 6/4/97 ....................................         1,600,000
                                                                     -----------
                                                                       3,700,000
                                                                     -----------
Nevada--.4%
      500 Clark Cnty. AIR,
            Sub. Lien, Ser. A-2, VRDN*
            (LC; Toronto-Dominion Bank),
            4.00%, 6/4/97 ....................................           500,000
                                                                     -----------
New Hampshire--.8%
    1,100 New Hampshire St. BFA, PCR,
            Pub. Svc. Co. of New Hampshire Proj.,
            Ser. D, VRDN*
            (LC; Barclays Bank PLC),
            4.00%, 6/4/97 ....................................         1,100,000
                                                                     -----------
New Jersey--1.7%
    1,000 Essex Cnty. BAN's,
            Ser. A, dtd. 9/18/96,
            4.50%, 9/17/97 ...................................         1,001,405
      150 Hudson Cnty.,
            Gen. Improvement, Ser. A,
            4.90%, 10/1/97 ...................................           150,436
    1,000 Ocean Cnty. BAN's,
            dtd. 6/20/96,
            4.25%, 6/20/97 ...................................         1,000,200
                                                                     -----------
                                                                       2,152,041
                                                                     -----------
New York--9.7%
      328 East Hampton Town BAN's,
            Ser. C, dtd. 8/22/96,
            4.50%, 8/22/97 ...................................           328,317
      400 Gloversville Sch. Dist. GO,
            (CS; FSA)
            4.90%, 6/15/97 ...................................           400,180
    1,000 New York City GO, Ser. C,
            7.50%, 8/15/97 (A) ...............................         1,022,125
    1,000 New York City Mun. Asst. Corp., Ser. E,
            4.00%, 7/1/97 ....................................         1,000,221

          New York St. DAR,
      500   City Univ. Sys. Cons., Ser. A,
            8.125%, 7/1/97 (A) ...............................           511,676
    2,500   St. Francis Ctr. at the Knolls,
            VRDN* (LC; Banque Nationale de
            Paribas),
            4.10%, 6/2/97 ....................................         2,500,000
      500 New York St. EFC, PCR,
            St. Wtr. Revolving Fd., Ser. A,
            3.35%, 12/15/97 ..................................           497,486
    1,000 New York St. ERDA, PCR,
            Rochester Gas & Elec. Corp. Proj.,
            (LC; Credit Suisse),
            3.60%, 11/15/97 ..................................         1,000,000
          New York St. JDA, St. Gtd.,
       65   Ser. B1-B9, dtd. 7/8/87, VRDN*
            4.20%, 6/2/97 ....................................            65,000
    1,300 Ser. B1-B21, dtd. 12/4/89, VRDN*
            4.20%, 6/2/97 ....................................         1,300,000
          New York St. Med. Care, FFAR,
            Mtg. Hosp., Ser. A, (Insd.; FHA),
      370   8.00%, 8/15/97 (A) ...............................           380,617
      500   8.30%, 2/15/98 (A) ...............................           524,433
    2,000 New York St. PAR,
            3.50%, 9/1/97*** .................................         2,000,000
      500 Oceanside Sch. Dist. TAN's,
            dtd. 7/10/96,
            4.375%, 6/27/97 ..................................           500,163
      600 Triborough Brdg. & Tunl. Auth. Spl
            Oblig., Mtg. Recording Tax., Ser. A,
            8.00%, 1/1/98 (A) ................................           622,756
                                                                     -----------
                                                                      12,652,974
                                                                     -----------

North Carolina--2.5%
    3,300 Wake Cnty. Indl. Facs. & PCFA,
            Carolina Pwr. & Lt. Co. Proj.,
            VRDN* (LC; Sumitomo Bank),
            4.10%, 6/2/97 ....................................         3,300,000
                                                                     -----------

Ohio--2.6%
    1,885 Cincinnati Sch. Dist. TAN's, Ser. B,
            4.75%, 12/1/97 ...................................         1,893,328
          Ohio St. Air Quality DAR,
    1,000 JMG Fdg. Ltd. Proj., Ser. B, VRDN*
            (LC; Societe Generale Bank),
            3.90%, 6/4/97 ....................................         1,000,000
      300 Ohio Edison Proj., Ser. A, VRDN*
            (LC; Toronto-Dominion Bank),
             3.95%, 2/1/98 ...................................           300,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Ohio--2.6% (cont'd)
$     250 Ohio St. Bldg. Auth.,
            Correctional Facs., Ser. A,
            7.00%, 8/1/97 ....................................       $   251,222
                                                                     -----------
                                                                       3,444,550
                                                                     -----------
Pennsylvania--6.3%
    1,700 Emmaus GAR, Ser. C-8, VRDN*
            (LC; Midland Bank PLC),
            4.05%, 6/4/97 ....................................         1,700,000
    1,000 Harrisburg Auth. Sch. Rev., Ser. A,
            4.50%, 9/1/97 ....................................         1,001,577
          Pennsylvania St. GO,
            Refunding & Projects,
      300   4.75%, 6/15/98 ...................................           302,104
      200   Ser. A,
            6.50%, 6/1/97 ....................................           200,000
    2,000 Pennsylvania St. HEA, SLR,
            Ser. A, VRDN*
            (LC; SLMA),
            3.95%, 6/5/97 ....................................         2,000,000
      500 Philadelphia Sch. Dist. TRAN's,
            dtd. 7/17/96,
            4.50%, 6/30/97 ...................................           500,191
      490 Somerset Area Sch. Dist. GO,
            3.70%, 8/1/97 ....................................           490,075
    2,000 Venango IDA, RRR,
            Scrubgrass Proj., Ser. B., VRDN*
            (LC; National Westminster Bank PLC),
            3.75%, 9/3/97 ....................................         2,000,000
                                                                     -----------
                                                                       8,193,947
                                                                     -----------
Rhode Island--.2%
      225 North Providence GO, Ser. A,
            5.75%, 7/1/97 ....................................           225,314
                                                                     -----------
South Carolina--.7%
      970 York Cnty. PCR,
            Saluda River Proj., Ser. '84E,
            3.50%, 8/15/97 ...................................           970,000
                                                                     -----------
Tennessee--2.5%
    2,300 Hamilton Cnty. IDR,
            Seaboard Feeds Inc. Proj.,
            VRDN*
            4.05%, 6/5/97 ....................................         2,300,000
    1,000 Metropolitan Nashville Arpt.,
            VRDN* (Insd.; FGIC),
            3.95%, 6/4/97 ....................................         1,000,000
                                                                     -----------
                                                                       3,300,000
                                                                     -----------
Texas--12.9%
    1,000 Brazos HEA, Ser. B-1, VRDN*
            (CS; SLMA),
            3.95%, 6/4/97 ....................................         1,000,000
    2,200 Brazos River Harbor Navigation,
            Dist. of Brazoria Cnty.,
            3.85%, 8/15/97 ...................................         2,200,000
      400 Garland Indpt. Sch. Dist. GO,
            7.00%, 2/15/98 ...................................           408,480
    1,000 Gulf Coast IDA, Marine Term. Rev.,
            Amoco Oil Co. Proj.,
            3.55%, 6/1/97 ....................................         1,000,000
      350 Harris Cnty. Flood Ctl. Dist. GO,
            3.85%, 10/1/97 ...................................           350,164
    2,600 Harris Cnty. Indl. Dev. Corp. ......................
            Marine Terminal Rev.,
            Lubrizol Corp. Proj., VRDN*
            3.85%, 6/4/97 ....................................         2,600,000
          Houston Wtr. Sys. Rev.,
      830   7.20%, 12/1/97 (A) ...............................           859,965
      500   7.40%, 12/1/97 (A) ...............................           518,595
    1,400 Lower CO. River Auth. Tex. Rev.,
            Jr. Lien, VRDN*
            3.85%, 6/4/97 ....................................         1,400,000
      240 North Cent. HFDCR,
            Presbyterian Healthcare, Ser. A,
            4.00%, 6/1/97 ....................................           240,000
      200 San Antonio Elec. & Gas Rev.,
            Ser. 1991,
            6.00%, 2/1/98 ....................................           202,934
    1,600 Texas A & M Univ., Ser. B,
            3.60%, 6/3/97 ....................................         1,600,000
      580 Texas HEA, EEIR, Ser. B, VRDN*
            (Insd.; FGIC),
            4.00%, 6/4/97 ....................................           580,000
    3,740 Texas St. TRAN's,
            dtd. 8/30/96,
            4.75%, 8/29/97 ...................................         3,749,343
                                                                     -----------
                                                                      16,709,481
                                                                     -----------
Utah--2.3%
    1,000 Intermountain Pwr. Agy., PSR,
            Ser. E, VRDN*
            3.50%, 9/15/97 ...................................         1,000,000
    2,000 Utah St. Brd. Regents SLR,
            Ser. L, VRDN*
            (Insd.; AMBAC),
            3.95%, 6/4/97 ....................................         2,000,000
                                                                     -----------
                                                                       3,000,000
                                                                     -----------

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
Virginia--1.4%
$     800 Peninsula Ports Auth., Coal Term. Rev.,
            Dominion Term. Proj.,
            Ser. C, VRDN*
            (LC; National Westminster Bank PLC),
            3.95%, 6/2/97 ....................................       $   800,000
    1,000 Virginia St. Trans. Board Contract Rev.,
            U.S. Rte. 58 Corridor Dev. Prog.,
            6.80%, 5/15/98 (A) ...............................         1,045,929
                                                                     -----------
                                                                       1,845,929
                                                                     -----------

Washington--.4%
      300 Tacoma Elec. Sys. Rev.,
            8.00%, 1/1/98 (A) ................................           312,850
      250 Washington St. GO,
            Ser. R-'92C,
            4.90%, 9/1/97 ....................................           250,610
                                                                     -----------
                                                                         563,460
                                                                     -----------

West Virginia--.8%
    1,000 West Virginia Pub. Auth. Rev.,
            Morgantown Assoc. Proj.,
            (LC; Swiss Bank),
            3.75%, 8/11/97 ...................................         1,000,000
                                                                     -----------

Wisconsin--3.4%
    1,000 Racine Sch. Dist. TRAN's,
            dtd. 8/26/96,
            4.15%, 8/22/97 ...................................         1,000,593
    3,400 Wisconsin HFFAR,
            Hosp. Sisters Oblig.,
            Ser. G, VRDN* (Insd.; MBIA),
            3.90%, 6/4/97 ....................................         3,400,000
                                                                     -----------
                                                                       4,400,593
                                                                     -----------

Total Investments
   (amortized cost--$129,997,995+) ..........       100.0%        $ 129,997,995

Liabilities in Excess
   of Other Assets ..........................        (0.0)              (16,543)
                                                    -----         -------------

Total Net Assets ............................       100.0%        $ 129,981,452
                                                    =====         =============

--------------------------------------------------------------------------------
     CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
California--90.0%
$   2,000 Anaheim Ctfs. Partn.,
            1993 Ref. Projs.,
            VRDN* (LC; ABN-Amro Bank),
            3.70%, 6/4/97 ....................................       $ 2,000,000
    1,000 California Cmnty. College FA, TRAN's,
            Ser. A, dtd. 7/3/96,
            4.75%, 7/2/97 ....................................         1,000,736
    2,000 California HFF,
            Kaiser Permanente Proj.,
            Ser. A, VRDN*
            3.75%, 6/4/97 ....................................         2,000,000
          California HFFAR,
    2,000   Memorial Hlth. Svcs. Proj., VRDN*
            3.75%, 6/4/97 ....................................         2,000,000
    2,700   Sutter Health Services, Ser. C, VRDN*
            3.85%, 6/2/97 ....................................         2,700,000
          California PCFA, PCR,
    2,000   Homestake Mining Proj., Ser. '84A,
            VRDN* (LC; Bank of Nova Scotia),
            3.75%, 6/4/97 ....................................         2,000,000
      500   Southern California Edison, Ser. C,
            3.45%, 6/3/97 ....................................           500,000
    2,000 California PCFA, PCR, RRR,
            Wadham Energy Proj., Ser. C,
            VRDN* (LC; Banque Nationale
            de Paribas),
            3.95%, 6/4/97 ....................................         2,000,000
          California PCFA, RRR,
    1,800   Burney Forest Prods., Ser. A,
            VRDN* (LC; Fleet Bank),
            3.90%, 6/2/97 ....................................         1,800,000
    2,400   Ultrapower Rocklin Proj., Ser. A,
            VRDN*, (LC; Security Pacific
            National Bank),
            4.05%, 6/2/97 ....................................         2,400,000
          California SCD Corp. Rev., Ind'l. Dev.,
      345   Florestone Prod. Proj.,
            VRDN* (LC; California St. Tchrs ..................
            Ret. Fd.),
            3.75%, 6/4/97 ....................................           345,000
    2,100   South Bay Circuits Proj.,
            VRDN* (LC; California St. Tchrs ..................
            Ret. Fd.),
            3.75%, 6/4/97 ....................................         2,100,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
$     900   Staub Prod. Proj., Ser. A,
            VRDN* (LC; California St. Tchrs.
            Ret. Fd.),
            3.75%, 6/4/97 ....................................       $   900,000
      400   Upholstery Prod. Proj.,
            VRDN* (LC; California St. Tchrs.
            Ret. Fd.),
            3.75%, 6/4/97 ....................................           400,000
    1,500 California Sch. Cash Reserve,
            Prog. Auth., Ser. A,
            4.75%, 7/2/97 ....................................         1,501,141
          California St. RAN's,
    1,000   Ser. A, dtd. 8/6/96,
            4.50%, 6/30/97 ...................................         1,000,451
            Ser. C, dtd. 8/6/96,
      500   3.80%, 6/30/97 ...................................           500,000
    2,200   3.85%, 6/30/97 ...................................         2,200,000
    1,400   Contra Costa Cnty. TRAN's,
            dtd. 7/1/96,
            4.50%, 7/3/97 ....................................         1,400,814
      300 Irvine Ranch WD., Ser. B,
            VRDN* (LC; Landesbank Hessen),
            3.70%, 6/2/97 ....................................           300,000
    2,000 Los Angeles Cnty. TRAN's,
            Ser. A, dtd. 7/1/96,
            (LC; Credit Suisse, NY and
            Morgan Guaranty, NY),
            4.50%, 6/30/97 ...................................         2,001,447
    1,000 Los Angeles Dept. of Wtr. & Pwr.,
            Electric Plant Short Term Rev.,
            3.40%, 6/2/97 ....................................         1,000,000
          Los Angeles Wastewater Sys. Rev.,
    1,500   3.75%, 10/9/97 ...................................         1,500,000
      500   8.125%, 11/1/97 (A) ..............................           518,772
    1,600 Metropolitan WD, Ser. A,
            3.70%, 8/14/97 ...................................         1,600,000
      100 Orange Cnty. Wtr. Dist. Ctfs. Partn.,
            VRDN* (LC; National Westminster
            Bank PLC),
            3.80%, 6/2/97 ....................................           100,000
      250 Port Oakland, Port Rev.,
            Ser. G, dtd. 1/1/97,
            3.60%, 11/1/97 ...................................           249,870
    1,000 San Diego Area Local Gov't. Ctfs.
            Partn. TRAN's, dtd. 7/2/96,
            4.75%, 10/1/97 ...................................         1,003,434
    1,000 San Diego Regl. Bldg. Auth.
            Lease Rev., Tower Proj., Ser. A,
            7.75%, 11/1/97 (A) ...............................         1,036,369

      500 San Luis Obispo Cnty. Cmnty.
            College Dist. TRAN's, dtd. 7/2/96,
            4.50%, 6/30/97 ...................................           500,229
    1,000 San Luis Obispo Cnty. Office of
            Education TRAN's, dtd. 10/10/96,
            4.50%, 10/9/97 ...................................         1,002,364
      200 Santa Ana HFR, Multi Modal-Town
             & Country Proj., VRDN*
            (LC; Banque Nationale Paris),
            3.85%, 6/2/97 ....................................           200,000
    1,200 Santa Clara Cnty. FAR, VMC Fac.
            Replacement Proj., Ser. B,
            VRDN* (LC; Union Bank of
            Switzerland),
            3.75%, 6/4/97 ....................................         1,200,000
    2,000 Santa Margarita WD, Improvement
            Dist. No 4A, 1984 Bonds-A,
            7.75%, 8/1/97 (A) ................................         2,052,810
    1,000 Sutter Cnty. Office of Education
            TRAN's, dtd. 10/22/96,
            4.50%, 10/22/97 ..................................         1,002,641
    1,500 Turlock Irrigation Dist. Rev.,
            dtd. 1/1/96,
            4.00%, 1/1/98 ....................................         1,503,796
    1,000 University of California,
            Regents, Ser. A,
            3.40%, 8/20/97 ...................................         1,000,000
    1,000 Ventura Cnty. TRAN's,
            dtd. 7/2/96,
            4.75%, 7/2/97 ....................................         1,000,735
      740 West Covina Ctfs. Partn.,
            Civic Center Proj.,
            5.25%, 9/1/97 ....................................           742,531
                                                                     -----------
                                                                      48,263,140
                                                                     -----------
Puerto Rico--10.0%
      650 Puerto Rico Commonwealth,
            dtd. 4/15/95,
            5.00%, 7/1/97 ....................................           650,801
    3,700 Puerto Rico Commonwealth TRAN's,
            Ser. A, dtd. 12/17/96,
            4.00%, 7/30/97 ...................................         3,701,324
    1,000 Puerto Rico Gov't. Dev. Bank,
            3.60%, 8/11/97 ...................................         1,000,000
                                                                     -----------
                                                                       5,352,125
                                                                     -----------

Total Investments
   (amortized cost--$53,615,265+)  ...........       100.0%        $ 53,615,265

Liabilities in Excess
   of Other Assets ...........................        (0.0)             (19,594)
                                                     -----         ------------

Total Net Assets .............................       100.0%        $ 53,595,671
                                                     =====         ============

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================

--------------------------------------------------------------------------------
     NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------
New York--101.2%
$     600 Babylon IDA, RRR,
            OFS Equity Babylon Proj.,
            VRDN* (LC; Union Bank of
            Switzerland),
            4.00%, 6/2/97 ....................................       $   600,000
      500 Elmira City BAN's,
            dtd. 7/11/96,
            4.375%, 7/10/97 ..................................           500,270
    1,000 Gloversville Sch. Dist. GO,
            (CS.; FSA)
            4.90%, 6/15/97 ...................................         1,000,449
    1,000 Manhasset Sch. Dist. GO,
            4.25%, 6/26/97 ...................................         1,000,330
      400 MTA, Svc. Contract, Ser. 1,
            8.50%, 7/1/97 (A) ................................           409,585
          New York City GO,
            Ser. A,
      600   7.75%, 8/15/97 (A) ...............................           609,561
    1,000   8.50%, 11/1/97 (A) ...............................         1,034,144
      325   8.75%, 11/1/97 (A) ...............................           336,491
      300   Ser. B, VRDN*
            4.20%, 6/2/97 ....................................           300,000
    1,000 Ser. C,
            7.50%, 8/15/97 (A) ...............................         1,022,125
    2,000 Sub. Ser. H2,
            3.55%, 6/3/97 ....................................         2,000,000
    1,000 Sub. Ser. J2,
            3.50%, 7/14/97 ...................................         1,000,000
      500 New York City IDA, CFR,
            Childrens Oncology Soc. Proj.,
            VRDN* (LC; Barclays Bank PLC),
            3.70%, 6/4/97 ....................................           500,000
          New York City IDA, IDR,
    1,000 JFK Field Hotel Assoc. Proj.,
            VRDN* (LC; Banque Indosuez),
            4.00%, 6/4/97 ....................................         1,000,000
    1,000 La Guardia Arpt. Assoc. Proj.,
            VRDN* (LC; Banque Indosuez),
            4.00%, 6/4/97 ....................................         1,000,000
          New York City Mun. Asst. Corp.,
    1,000   Ser. E, 4.00%, 7/1/97 ............................         1,000,222
    1,250   Ser. 68, 6.90%, 7/1/97 ...........................         1,253,158
      300 New York City MWFA,
            Wtr. & Swr. Sys. Rev., Ser. A,
            9.00%, 6/15/97 (A) ...............................           306,608
    2,000 New York City Trust CRR,
            Carnegie Hall Proj.,VRDN*
            (LC; Westdeutsche Landesbank),
            3.85%, 6/4/97 ....................................         2,000,000
    1,200   Museum of Broadcasting Proj.,
            VRDN* (LC; Kredietbank N.V.),
            3.75%, 6/5/96 ....................................         1,200,000
    2,000 Soloman R. Guggenheim, Ser. B,
            VRDN* (LC; Swiss Bank),
            3.90%, 6/2/97 ....................................         2,000,000
          New York St. DAR,
      870   City Univ. Sys. Cons., Ser. A,
            8.125%, 7/1/97 (A) ...............................           890,420
    1,000 Ser. 1989 A,
            3.70%, 6/2/97 ....................................         1,000,000
    2,115 Metropolitan Museum of Art Proj.,
            Ser. B, VRDN* (Insd.; MBIA),
            3.70%, 6/4/97 ....................................         2,115,000
      505 Miriam Osborn Mem. Home Proj.,
            Ser. A, VRDN* (LC; Banque
            Nationale de Paribas),
            4.00%, 6/4/97 ....................................           505,000
    4,100 St. Francis Ctr. at the Knolls,
            VRDN* (LC; Banque
            Nationale de Paribas),
            4.10%, 6/2/97 ....................................         4,100,000
          New York St. EFC,
    1,000   Ser. 1987A, 3.45%, 6/2/97 ........................         1,000,000
    1,600   Ser. 1992A, 3.60%, 6/4/97 ........................         1,600,000
    1,400   Ser. 1992A, 3.75%, 8/15/97 .......................         1,400,000
    2,500 New York St. ERDA, Gas Facs. Rev.,
            Brooklyn Union Gas Proj.,
            Ser. A2, VRDN*
            3.80%, 6/4/97 ....................................         2,500,000
          New York St. ERDA, PCR,
            New York St. Elec. & Gas Co. Proj.,
    2,000 Ser. B, VRDN* (LC; Union Bank of
            Switzerland),
            3.85%, 10/15/97*** ...............................         2,000,000
    6,000 Ser. C, VRDN* (LC; Morgan
            Guaranty Trust),
            3.85%, 6/2/97 ....................................         6,000,000
    1,000 Niagara Mohawk Pwr. Corp. Proj.,
            Ser. B, VRDN* (LC; Morgan
            Guaranty Trust),
            4.25%, 6/2/97 ....................................         1,000,000
            Rochester Gas & Elec. Co. Proj.,
            VRDN* (LC; Credit Suisse),
    1,500   3.55%, 6/2/97 ....................................         1,500,000
    1,000   3.60%, 11/15/97*** ...............................         1,000,000
    1,000 New York St., HFA,
            State Univ. Constr., Ser. A,
            8.30%, 11/1/97 (A) ...............................         1,039,123
    1,080 New York St. JDA, St. Guaranteed,
            Ser. A, VRDN*
            4.20%, 6/2/97.....................................         1,080,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                  Value
--------------------------------------------------------------------------------

$   3,000 New York St. LGAC, Ser. E,
            VRDN* (LC; Canadian Imperial Bank),
            3.90%, 6/4/97 ....................................       $ 3,000,000
          New York St. Med. Care, FFAR,
      350   Hosp. & Nurs. Home, Mtg. Hosp.,
            Ser. B, (Insd.; FHA),
            8.10%, 2/15/98 (A) ...............................           366,874
    1,000 Mtg. Hosp., Ser. A, (Insd.; FHA),
            8.00%, 8/15/97 (A) ...............................         1,029,119
    2,000 New York St. PAR,
            3.50%, 9/1/97*** .................................         2,000,000
    1,460 New York St. Urban Dev. Corp. Rev.,
            Correctional Facs., Ser. E,
            8.125%, 1/1/98 (A) ...............................         1,524,663
      528 Niagra Cnty. IDA, IDR,
            Pyron Corp. Proj.,
            VRDN* (LC; Chase Manhattan Bank),
            3.95%, 6/4/97 ....................................           528,000
      500 Oceanside Sch. Dist. TAN's,
            dtd. 7/10/96,
            4.375%, 6/27/97 ..................................           500,163
    1,000 Port Auth. of New York & New Jersey,
            3.65%, 9/3/97 ....................................         1,000,000
      260 St. Lawrence Cnty. IDA, CFR,
            St. Lawrence Univ. Proj.,
            Ser. A, (Insd.; MBIA),
            4.25%, 7/1/97 ....................................           260,104
    1,000 St. Lawrence Cnty. IDA, EIR,
            Reynolds Metals Co. Proj.,
            VRDN* (LC; Royal Bank of Canada),
            3.90%, 6/4/97 ....................................         1,000,000

      500 Scarsdale Sch. Dist. TAN's,
            dtd. 7/16/96,
            4.25%, 6/26/97 ...................................           500,112
      475 Suffolk Cnty. GO, Ser. A,
            5.00%, 10/15/97 ..................................           477,320
    1,000 Suffolk Cnty. IDA, IDR,
            Nissequogue Cogen Ptnrs. Proj.,
            VRDN* (LC; Toronto-Dominion Bank),
            3.95%, 6/4/97 ....................................         1,000,000
    1,000 Suffolk Cnty. Wtr. Auth. BAN's,
            dtd. 12/21/94, VRDN*
            3.85%, 6/4/97 ....................................         1,000,000
          Triborough Brdg. & Tunl. Auth. Rev.,
      325   Ser. A,
            5.90%, 1/1/98 ....................................           328,587
      200   Ser. M,
            6.65%, 1/1/98 ....................................           203,002
      450 Wallkill IDA, PCR,
            Reynolds Metals Co. Proj.,
            VRDN*, (LC; Dresdner Bank A.G.),
            3.90%, 6/4/97 ....................................           450,000
                                                                     -----------
                                                                      63,970,430
                                                                     -----------
Puerto Rico--.5%
      300 Puerto Rico Commonwealth TRAN's,
            Ser. A, dtd. 12/17/96,
            4.00%, 7/30/97 ...................................           300,107
                                                                     -----------

Total Investments
   (amortized cost--$64,270,537+)  ...........       101.7%        $ 64,270,537

Liabilities in Excess
   of Other Assets ...........................        (1.7)          (1,063,307)
                                                     -----         ------------

Total Net Assets .............................       100.0%        $ 63,207,230
                                                     =====         ============

+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

** These issues carry a mandatory put feature. Date shown is the exercise date of the put.

*** These issues carry an optional put feature. Date shown is the exercise date of the put.

(A) Pre-refunded to the date shown. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

    May 31, 1997
================================================================================
    SCHEDULES OF INVESTMENTS (unaudited) (continued)
================================================================================
General Abbreviations:
AD            Apartment Development
AIR           Airport Improvement Revenue
AMBAC         American Mortgage Bond Assurance Corporation
BAN           Bond Anticipation Note
BFA           Business Finance Authority
CDR           Community Development Revenue
CFR           Civic Facility Revenue
CRR           Cultural Resources Revenue
CS            Credit Support
DA            Development Authority
DAR           Dormitory Authority Revenue
DWR           Department of Water Resources
EDA           Economic Development Authority
EDAR          Economic Development Authority Revenue
EDR           Economic Development Revenue
EEIR          Education Equipment & Improvement Revenue
EFC           Environmental Facilities Corporation
EFR           Electric Facilities Revenue
EIERA         Environmental Improvement & Energy
                Resource Authority
EIR           Environment Improvement Revenue
ELR           Educational Loan Revenue
ERDA          Energy Research & Development Authority
FA            Finance Authority
FAGR          Finance Agency Revenue
FAR           Finance Authority Revenue
FGIC          Financial Guaranty Insurance Corporation
FSA           Financial Security Assurance
GAR           General Authority Revenue
GFR           General Fund Revenue
GO            General Obligation
HAR           Hospital Authority Revenue
HDA           Housing Development Authority
HEA           Higher Education Authority
HEAA          Higher Education Assistance Revenue
HEL           Higher Education Loan
HF            Housing Finance
HFA           Housing Finance Authority
HFAMR         Housing Finance Agency Mortgage Revenue
HFASFR        Housing Finance Authority Single Family Revenue
HFC           Housing Finance Committee
HFDCR         Health Facilities Development Corporation Revenue
HFF           Health Facilities Financing
HFFAR         Health Facilities Financing Authority Revenue
HFR           Health Facilities Revenue
HHEFAR        Health & Higher Educational Facilities Authority Revenue
HR            Hospital Revenue
HMFA          Housing Mortgage Finance Authority
HMFC          Housing Mortgage Finance Corporation
ID            Industrial Development
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue
IFA           Industrial Finance Agency
JDA           Job Development Authority
LC            Letter of Credit
LGAC          Local Government Assistance Corp.
MBIA          Municipal Bond Investors Assurance
MFA           Municipal Finance Authority
MFHR          Multiple Family Housing Revenue
MMR           Multiple Family Mortgage Revenue
MTA           Metropolitan Transportation Authority
MUD           Municipal Utility District
MUDER         Municipal Utility District Electric Revenue
MWFA          Municipal Water Finance Authority
MWFSSR        Municipal Water Finance Sewer System Revenue
PAR           Power Authority Revenue
PCC           Pollution Control Corporation
PCFA          Pollution Control Financing Authority
PCFR          Pollution Control Facilities Revenue
PCR           Pollution Control Revenue
PFA           Public Facility Authority
PPA           Public Power Authority
PPR           Public Power Revenue
PSA           Public School Authority
PSR           Power Supply Revenue
RAN           Revenue Anticipation Note
RRR           Resource Recovery Revenue
SCD           Statewide Communities Development
SLMA          Student Loan Marketing Association
SLR           Student Loan Revenue
STR           Sales Tax Revenue
SWDR          Solid Waste Disposal Revenue
TA            Transportation Authority
TAN           Tax Anticipation Note
TRAN          Tax Revenue Anticipation Note
WD            Water District
WDA           Waste Disposal Authority

                      [This Page Intentionally Left Blank]

   May 31, 1997
================================================================================
   STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
================================================================================

                                        ---------------    ---------------    ---------------    ---------------    ---------------
                                                                                  General           California         New York
                                            Primary           Government         Municipal          Municipal          Municipal
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Assets
   Investments, at value
     (amortized cost--
     $1,907,936,452, $100,679,986,
     $129,997,995, $53,615,265 and
     $64,270,537, respectively) .....   $ 1,907,936,452    $   100,679,986    $   129,997,995    $    53,615,265    $    64,270,537
   Cash .............................           140,477            179,027             82,545             71,310             52,745
   Receivable for fund shares sold ..           575,019             38,178             53,589               --                  203
   Interest receivable ..............         5,116,568            154,292          1,645,715            753,621            568,040
   Prepaid expenses and other assets            143,287             28,606             39,507              4,977              3,647
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Assets .....................     1,913,911,803        101,080,089        131,819,351         54,445,173         64,895,172
                                        ---------------    ---------------    ---------------    ---------------    ---------------

Liabilities
   Payable for investments purchased               --                 --            1,607,622            747,927          1,574,420
   Payable for fund shares redeemed .           141,885              3,273              3,300               --                1,386
   Investment advisory fee payable ..            64,004              4,146              5,097              2,207              2,578
   Distribution fee payable .........            38,975              2,075              2,603              1,103              1,289
   Shareholder services fee payable .            99,762              5,425              7,016              2,702              4,041
   Administrative services fee
     payable ........................            87,650              5,305              5,903              2,421              3,226
   Dividends payable ................         3,990,145            211,769            156,562             66,191             74,163
   Other payables and accrued
     expenses .......................           492,908             40,059             49,796             26,951             26,839
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Liabilities ................         4,915,329            272,052          1,837,899            849,502          1,687,942
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Net Assets .................   $ 1,908,996,474    $   100,808,037    $   129,981,452    $    53,595,671    $    63,207,230
                                        ===============    ===============    ===============    ===============    ===============
Composition of Net Assets
   Par value ($.0001 per share,
     10 billion shares authorized
     for each portfolio) ............   $       190,904    $        10,083    $        13,007    $         5,363    $         6,323
   Paid-in-capital in excess of par .     1,908,805,641        100,798,196        130,059,823         53,621,161         63,224,708
   Accumulated net realized
     loss on investments ............               (71)              (242)           (91,378)           (30,853)           (23,801)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Net Assets .................   $ 1,908,996,474    $   100,808,037    $   129,981,452    $    53,595,671    $    63,207,230
                                        ===============    ===============    ===============    ===============    ===============

   Fund shares outstanding ..........     1,909,035,715        100,830,472        130,073,496         53,626,525         63,231,032
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Net asset value per share ........   $          1.00    $          1.00    $          1.00    $          1.00    $          1.00
                                        ===============    ===============    ===============    ===============    ===============


See accompanying notes to financial statements.

   Six months ended May 31, 1997
================================================================================
   STATEMENTS OF OPERATIONS (unaudited)
================================================================================

                                                   ------------     ------------     ------------     ------------     ------------
                                                                                       General          California        New York
                                                      Primary        Government        Municipal        Municipal        Municipal
                                                     Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                   ------------     ------------     ------------     ------------     ------------
Investment Income
   Interest ...................................    $ 50,783,513     $  2,727,718     $  2,392,459     $    918,527     $  1,103,404
                                                   ------------     ------------     ------------     ------------     ------------

Operating Expenses
   Investment advisory fee (note 2a) ..........       3,782,282          250,571          325,458          132,364          155,774
   Distribution fee (note 2b) .................       2,301,598          125,732          166,959           66,182           77,887
   Transfer and dividend
     disbursing agent fees ....................         795,437           24,498           26,973            7,030           10,587
   Administrative services fee
     (note 2c) ................................         460,320           25,147           33,392           13,236           15,577
   Shareholder services fee
     (note 2d) ................................         191,203           11,877           15,161            5,414           10,776
   Registration fees ..........................          85,539           18,164           34,512              804            2,437
   Custodian fees (note 1f) ...................          77,246           18,645           20,219            7,397            6,301
   Reports and notices to
      shareholders ............................          59,632            2,779            3,432            1,109            1,349
   Audit fees .................................          19,699            8,230            8,230            8,230            8,230
   Directors' fees and expenses ...............          15,856           12,815           12,840           12,815           12,815
   Legal fees .................................           7,978              748              748              499              499
   Miscellaneous ..............................         145,350            7,009            4,545            7,278            1,941
                                                   ------------     ------------     ------------     ------------     ------------
     Total operating expenses .................       7,942,140          506,215          652,469          262,358          304,173
     Less: Investment advisory fee
       waived (note 2a) .......................              --           (7,686)          (2,257)         (31,822)            (152)

     Less: Expense offset
       arrangement (note 1f) ..................          (2,231)          (1,271)          (2,192)          (1,644)          (1,226)
                                                   ------------     ------------     ------------     ------------     ------------
     Net operating expenses ...................       7,939,909          497,258          648,020          228,892          302,795
                                                   ------------     ------------     ------------     ------------     ------------
       Net investment income ..................      42,843,604        2,230,460        1,744,439          689,635          800,609
   Net realized gain (loss)
     on investments ...........................              17             (104)            (640)               1               --
                                                   ------------     ------------     ------------     ------------     ------------
Net increase in net assets
   resulting from operations ..................    $ 42,843,621     $  2,230,356     $  1,743,799     $    689,636     $    800,609
                                                   ============     ============     ============     ============     ============


See accompanying notes to financial statements.

================================================================================
   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                 --------------------------------------      ---------------------------------------

                                                            Primary Portfolio                          Government Portfolio
                                                 --------------------------------------      ---------------------------------------

                                                 Six months ended         Year ended         Six months ended         Year ended
                                                  May 31, 1997(a)      November 30, 1996      May 31, 1997(a)      November 30, 1996
                                                 ----------------      -----------------     ----------------      -----------------

Operations
   Net investment income ...................      $    42,843,604       $    77,918,405       $     2,230,460       $     4,627,291
   Net realized gain (loss)
     on investments ........................                   17                   (88)                 (104)                 (138)
                                                  ---------------       ---------------       ---------------       ---------------
      Net increase in net assets
        resulting from operations ..........           42,843,621            77,918,317             2,230,356             4,627,153
                                                  ---------------       ---------------       ---------------       ---------------

Dividends and Distributions
   to Shareholders
   Net investment income ...................          (42,843,604)          (77,918,405)           (2,230,460)           (4,627,291)

   Net realized gains ......................                   --                   (68)                   --                  (700)
                                                  ---------------       ---------------       ---------------       ---------------
     Total dividends and
      distributions to shareholders ........          (42,843,604)          (77,918,473)           (2,230,460)           (4,627,991)
                                                  ---------------       ---------------       ---------------       ---------------

Fund Share Transactions
   Net proceeds from sales .................        6,329,538,330         9,931,873,061           315,008,650           547,203,168
   Reinvestment of dividends
     and distributions .....................           40,939,584            75,659,105             2,131,763             4,601,454
   Cost of shares redeemed .................       (6,174,062,218)       (9,966,080,610)         (317,467,776)         (559,243,310)
                                                  ---------------       ---------------       ---------------       ---------------
      Net increase (decrease)
        in net assets from fund
        share transactions .................          196,415,696            41,451,556              (327,363)           (7,438,688)
                                                  ---------------       ---------------       ---------------       ---------------
   Total increase (decrease) in
     net assets ............................          196,415,713            41,451,400              (327,467)           (7,439,526)


Net Assets
   Beginning of period .....................        1,712,580,761         1,671,129,361           101,135,504           108,575,030
                                                  ---------------       ---------------       ---------------       ---------------
   End of period ...........................      $ 1,908,996,474       $ 1,712,580,761       $   100,808,037       $   101,135,504
                                                  ===============       ===============       ===============       ===============


--------------------------------------------------------------------------------
(a) Unaudited.

See accompanying notes to financial statements.

================================================================================

================================================================================

      --------------------------------------      ---------------------------------------     --------------------------------------

            General Municipal Portfolio                California Municipal Portfolio              New York Municipal Portfolio
      --------------------------------------      ---------------------------------------     --------------------------------------

      Six months ended        Year ended          Six months ended         Year ended         Six months ended        Year ended
       May 31, 1997(a)     November 30, 1996       May 31, 1997(a)      November 30, 1996      May 31, 1997(a)     November 30, 1996
      ----------------     -----------------      ----------------      -----------------     ----------------     -----------------

        $   1,744,439         $   3,300,025         $     689,635         $   1,498,467         $     800,609       $   1,537,093

                 (640)                1,357                     1                (9,304)                   --                  --
        -------------         -------------         -------------         -------------         -------------       -------------

            1,743,799             3,301,382               689,636             1,489,163               800,609           1,537,093
        -------------         -------------         -------------         -------------         -------------       -------------


           (1,744,439)           (3,300,025)             (689,635)           (1,498,467)             (800,609)         (1,537,093)
                   --                    --                    --                    --                    --                  --
        -------------         -------------         -------------         -------------         -------------       -------------

           (1,744,439)           (3,300,025)             (689,635)           (1,498,467)             (800,609)         (1,537,093)
        -------------         -------------         -------------         -------------         -------------       -------------

          441,956,672           718,878,788           167,544,798           276,344,120           178,602,191         317,110,184

            1,668,900             3,249,617               663,042             1,512,475               741,207           1,470,312
         (435,925,272)         (715,812,543)         (167,972,827)         (300,398,721)         (176,132,290)       (310,927,499)
        -------------         -------------         -------------         -------------         -------------       -------------


            7,700,300             6,315,862               235,013           (22,542,126)            3,211,108           7,652,997
        -------------         -------------         -------------         -------------         -------------       -------------

            7,699,660             6,317,219               235,014           (22,551,430)            3,211,108           7,652,997


          122,281,792           115,964,573            53,360,657            75,912,087            59,996,122          52,343,125
        -------------         -------------         -------------         -------------         -------------       -------------
        $ 129,981,452         $ 122,281,792         $  53,595,671         $  53,360,657         $  63,207,230       $  59,996,122
        =============         =============         =============         =============         =============       =============


   May 31, 1997
================================================================================
   NOTES TO FINANCIAL STATEMENTS (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

     OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Adviser") and OCC Distributors (the "Distributor"), both majority-owned (99%) subsidiaries of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively.

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) Valuation of Investments

     Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Securities Transactions and Other Income

     Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) Dividends and Distributions

     Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains, if any, are declared and paid at least annually by each Portfolio.

     (e) Repurchase Agreements

     Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (f) Expense Allocations

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis. The Fund benefits from an expense offset arrangement with the custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Advisory Fee, Distribution Fee, Shareholder Services Fee and Other Transactions with Affiliates

     (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has voluntarily agreed to reimburse a Portfolio to the extent that the total operating expenses of the Portfolio do not exceed 1.00% of its average daily net assets (net of expense offsets) for any fiscal year. For the six months

================================================================================

================================================================================

ended May 31, 1997, the Adviser waived $7,686, $2,257, $31,822 and $152 in investment advisory fees for Government, General, California and New York, respectively.

     (b) The Fund has adopted a Distribution Assistance Plan (the "Plan") pursuant to which each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of its average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and
(ii) otherwise promoting the sale of shares of the Fund. For the six months ended May 31, 1997, substantially all fees under the Plan were paid to Oppenheimer & Co., Inc., an affiliated broker-dealer of the Adviser.

     (c) Each Portfolio may pay certain broker-dealers including its affiliate Oppenheimer & Co., Inc. for performing certain administrative services on shareholder accounts. Such payments are limited to .05% of the average daily net assets of each respective broker-dealer. For the six months ended May 31, 1997, payments to Oppenheimer & Co., Inc. were: Primary $443,587; Government $23,533; General $31,947; California $13,064 and New York $13,919.

     (d) Each Portfolio reimburses Oppenheimer & Co., Inc. for a portion of its costs in providing it with shareholder servicing. Such payments are limited to
 .02% of the average net assets of Oppenheimer & Co., Inc.'s shareholder accounts. The Fund has been informed that for the six months ended May 31, 1997, amounts paid to Oppenheimer & Co., Inc. for such services were: Primary $177,050; Government $9,234; General $12,705; California $5,278; and New York $5,343.

     (e) On December 7, 1994, the Adviser voluntarily purchased from the California Municipal Portfolio $2,000,000 par, Orange County, CA Tax and Revenue Anticipation Notes for an amount which exceeded their fair market value by $604,407. The Portfolio recognized a realized loss on the sale and received a capital contribution of an equal amount from the Adviser. For tax purposes, the capital contribution was applied against the realized losses for the year ended November 30, 1995.

3. Purchases and Sales of Securities

     For the six months ended May 31, 1997, purchases and sales/maturities of investment securities were: Primary $8,959,435,688 and $8,802,099,887, respectively; Government $1,636,897,456 and $1,639,417,701, respectively; General $329,733,211 and $319,622,660, respectively; California $122,090,237 and
$120,556,000, respectively; and New York $140,711,779 and $134,000,000, respectively.

4. Financial Instruments and Associated Risks

     Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 1997, major industry concentrations were as follows: Banking--42.9%, Brokerage--10.8%, Finance--10.1%, Automotive--8.6% and Sovereign--6.6%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain non-diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

5. Affiliated Transaction

     On February 13, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $110 billion in assets under management through various subsidiaries, signed an Agreement and Plan of Merger with Oppenheimer Group, Inc. ("OGI") and its subsidiary Oppenheimer Financial Corp. ("Opfin") pursuant to which PIMCO Advisors and its affiliate, Thomson Advisory Group Inc. ("TAG"), will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partnership interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction") and OGI will be merged with, and into TAG. The Transaction is subject to certain conditions being satisfied prior to closing, including a favorable tax ruling from the Internal Revenue Service, and consents of certain clients. If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Fund. At a meeting held on February 28, 1997, the Board of Directors of the Fund, including all of the independent Directors, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

================================================================================
    FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
================================================================================


                                                         INCOME FROM                                    DIVIDENDS
                                                    INVESTMENT OPERATIONS                           AND DISTRIBUTIONS
                                             --------------------------------------     --------------------------------------------

                                                                                        Dividends to                       Total
                               Net Asset                      Net                       Shareholders   Distributions   Dividends and
                                 Value,          Net       Realized      Total from       from Net    to Shareholders  Distributions
                               Beginning     Investment   Gain/(Loss)    Investment      Investment       from Net           to
                               of Period       Income    on Investments  Operations        Income      Realized Gains   Shareholders
                              -----------    ----------  --------------  ----------     ------------   --------------  -------------

Primary Portfolio
  Six months ended
    May 31, 1997(1)              $1.000        $0.023        $0.000       $0.023         ($0.023)              --        ($0.023)
  Year ended Nov. 30, 1996        1.000         0.046        (0.000)       0.046          (0.046)         ($0.000)        (0.046)
  Year ended Nov. 30, 1995        1.000         0.051         0.000        0.051          (0.051)          (0.000)        (0.051)
  Year ended Nov. 30, 1994        1.000         0.032         0.000        0.032          (0.032)          (0.000)        (0.032)
  Year ended Nov. 30, 1993        1.000         0.024         0.000        0.024          (0.024)          (0.000)        (0.024)
  Year ended Nov. 30, 1992        1.000         0.033         0.000        0.033          (0.033)          (0.000)        (0.033)

                                                                                                     RATIOS TO
                                                                                                      AVERAGE
                                                                                                     NET ASSETS
                                                                                            ------------------------------
                                       Net
                                       Asset                       Net Assets,
                                      Value,                         End of                   Net                  Net
                                      End of          Total          Period                Operating            Investment
                                      Period         Return*       (millions)               Expenses              Income
                                      ------         -------      -----------              ----------           ----------
Primary Portfolio
  Six months ended
    May 31, 1997(1)                  $1.000           4.75%(4)       $1,909.0               0.86%(2,3,4)           4.65%(2,4)
  Year ended Nov. 30, 1996            1.000           4.69%           1,712.6               0.91%(3)               4.60%
  Year ended Nov. 30, 1995            1.000           5.19%           1,671.1               0.94%                  5.07%
  Year ended Nov. 30, 1994            1.000           3.26%           1,453.8               0.91%                  3.21%
  Year ended Nov. 30, 1993            1.000           2.44%           1,413.9               0.90%                  2.41%
  Year ended Nov. 30, 1992            1.000           3.38%           1,168.3               0.88%                  3.34%

(1)  Unaudited.
(2) Average net assets for the six months ended May 31, 1997 were $1,846,336,600.
(3)  Gross of expense offsets (see note 1f in Notes to Financial Statements).
(4)  Annualized.




                                                         INCOME FROM                                    DIVIDENDS
                                                    INVESTMENT OPERATIONS                           AND DISTRIBUTIONS
                                             --------------------------------------     --------------------------------------------

                                                                                        Dividends to                       Total
                               Net Asset                      Net                       Shareholders   Distributions   Dividends and
                                 Value,          Net       Realized      Total from       from Net    to Shareholders  Distributions
                               Beginning     Investment   Gain/(Loss)    Investment      Investment       from Net           to
                               of Period       Income    on Investments  Operations        Income      Realized Gains   Shareholders

Government Portfolio
  Six months ended
    May 31, 1997(1)              $1.000        $0.022       ($0.000)      $0.022         ($0.022)              --        ($0.022)
  Year ended Nov. 30, 1996        1.000         0.044        (0.000)       0.044          (0.044)         ($0.000)        (0.044)
  Year ended Nov. 30, 1995        1.000         0.049         0.000        0.049          (0.049)          (0.000)        (0.049)
  Year ended Nov. 30, 1994        1.000         0.031         0.000        0.031          (0.031)              --         (0.031)
  Year ended Nov. 30, 1993        1.000         0.022            --        0.022          (0.022)          (0.000)        (0.022)
  Year ended Nov. 30, 1992        1.000         0.032         0.000        0.032          (0.032)              --         (0.032)

                                                                                                     RATIOS TO
                                                                                                      AVERAGE
                                                                                                     NET ASSETS
                                                                                            ------------------------------
                                       Net
                                       Asset                       Net Assets,
                                      Value,                         End of                   Net                  Net
                                      End of          Total          Period                Operating            Investment
                                      Period         Return*       (millions)               Expenses              Income

Government Portfolio
  Six months ended
    May 31, 1997(1)                  $1.000           4.53%(4)         $100.8               0.99%(2,3,4)           4.43%(2,3,4)
  Year ended Nov. 30, 1996            1.000           4.51%             101.1               1.00%(2)               4.41%(2)
  Year ended Nov. 30, 1995            1.000           5.02%             108.6               1.00%(2)               4.91%(2)
  Year ended Nov. 30, 1994            1.000           3.12%             113.2               0.95%(2)               3.08%(2)
  Year ended Nov. 30, 1993            1.000           2.26%             127.9               1.00%                  2.24%
  Year ended Nov. 30, 1992            1.000           3.24%             131.7               0.93%(2)               3.23%(2)

(1)  Unaudited.
(2) During the periods noted above, the Adviser waived a portion of its fees. Additionally, for the six months ended May 31, 1997 and for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratio of net operating expenses to average net assets would have been 1.01%, 1.00%, 1.02%, 0.97% and 0.94%, respectively, and the ratio of net investment income to average net assets would have been 4.41%, 4.41%, 4.89%, 3.06% and 3.22%, respectively.
(3)  Average net assets for the six months ended May 31, 1997 were $100,862,033.
(4)  Annualized.


--------------------------------------------------------------------------------
* Assumes reinvestment of all dividends and distributions.


                                                         INCOME FROM                                 DIVIDENDS AND
                                                    INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                            ----------------------------------------------     -------------------------
                                                                                             Dividends to
                              Net Asset                        Net                           Shareholders
                                Value,         Net           Realized          Total from      from Net       Capital
                              Beginning     Investment      Gain/(Loss)        Investment      Investment   Contribution
                              of Period       Income       on Investments      Operations        Income      by Adviser
General Municipal Portfolio
  Six months ended
    May 31, 1997(1)              $1.000      $0.013          ($0.000)            $0.013          ($0.013)          --
  Year ended Nov. 30, 1996        1.000       0.025            0.000              0.025           (0.025)          --
  Year ended Nov. 30, 1995        1.000       0.031            0.000              0.031           (0.031)          --
  Year ended Nov. 30, 1994        1.000       0.020           (0.000)             0.020           (0.020)          --
  Year ended Nov. 30, 1993        1.000       0.017           (0.000)             0.017           (0.017)          --
  Year ended Nov. 30, 1992        1.000       0.026            0.000              0.026           (0.026)          --

                                                                                                       RATIOS TO
                                                                                                        AVERAGE
                                                                                                       NET ASSETS
                                                                                           ------------------------------------
                                  Net Asset                      Net Assets,
                                    Value,                          End of                    Net                       Net
                                    End of             Total        Period                 Operating                 Investment
                                    Period            Return*      (millions)               Expenses                   Income
General Municipal Portfolio
  Six months ended
    May 31, 1997(1)                  $1.000            2.65%(4)       $130.0                0.97%(2,3,4)             2.61%(2,3,4)
  Year ended Nov. 30, 1996            1.000            2.56%           122.3                0.99%(2)                 2.53%(2)
  Year ended Nov. 30, 1995            1.000            3.11%           116.0                0.93%(2)                 3.07%(2)
  Year ended Nov. 30, 1994            1.000            2.04%           108.7                0.90%(2)                 2.01%(2)
  Year ended Nov. 30, 1993            1.000            1.74%           109.7                0.98%(2)                 1.73%(2)
  Year ended Nov. 30, 1992            1.000            2.66%           112.9                0.90%(2)                 2.62%(2)

(1)  Unaudited.
(2) During the periods noted above, the Adviser waived a portion of its fees. Additionally, for the six months ended May 31, 1997 and for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratio of net operating expenses to average net assets would have been 0.98%, 0.99%, 1.02%, 1.01%, 1.01% and 1.00%, respectively, and the ratio of net investment income to average net assets would have been 2.61%, 2.53%, 2.98%, 1.90%, 1.70% and 2.52%, respectively.
(3)  Average net assets for the six months ended May 31, 1997 were $133,934,354.
(4)  Annualized.


                                                         INCOME FROM                                 DIVIDENDS AND
                                                    INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                            ----------------------------------------------     -------------------------
                                                                                              Dividends to
                              Net Asset                        Net                            Shareholders
                                Value,         Net           Realized          Total from      from Net       Capital
                              Beginning     Investment      Gain/(Loss)        Investment      Investment   Contribution
                              of Period       Income       on Investments      Operations        Income      by Adviser
California Municipal Portfolio
  Six months ended
    May 31, 1997(1)              $1.000      $0.013           $0.000             $0.013          ($0.013)          --
  Year ended Nov. 30, 1996        1.000       0.024               --              0.024           (0.024)          --
  Year ended Nov. 30, 1995        1.000       0.031           (0.008)             0.023           (0.031)      $0.008
  Year ended Nov. 30, 1994        1.000       0.020           (0.000)             0.020           (0.020)          --
  Year ended Nov. 30, 1993        1.000       0.017           (0.000)             0.017           (0.017)          --
  Year ended Nov. 30, 1992        1.000       0.025           (0.000)             0.025           (0.025)          --

                                                                                                       RATIOS TO
                                                                                                        AVERAGE
                                                                                                       NET ASSETS
                                                                                           ------------------------------------
                                  Net Asset                       Net Assets,
                                    Value,                          End of                    Net                       Net
                                    End of             Total        Period                 Operating                 Investment
                                    Period            Return*      (millions)               Expenses                   Income
California Municipal Portfolio
  Six months ended
    May 31, 1997(1)                  $1.000            2.64%(4)        $53.6                0.87%(2,3,4)             2.61%(2,3,4)
  Year ended Nov. 30, 1996            1.000            2.42%            53.4                0.85%(2)                 2.42%(2)
  Year ended Nov. 30, 1995            1.000            3.10%(5)         75.9                0.82%(2)                 3.05%(2)
  Year ended Nov. 30, 1994            1.000            1.99%            61.3                0.85%(2)                 1.99%(2)
  Year ended Nov. 30, 1993            1.000            1.76%            62.3                0.85%(2)                 1.75%(2)
  Year ended Nov. 30, 1992            1.000            2.57%            61.2                0.60%(2)                 2.51%(2)

(1)  Unaudited.
(2) During the periods noted above, the Adviser waived a portion of its fees. Additionally, for the six months ended May 31, 1997 and for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratio of net operating expenses to average net assets would have been 0.99%, 0.97%, 0.95%, 0.97%, 0.98% and 1.02%, respectively, and the ratio of net investment income to average net assets would have been 2.48%, 2.30%, 2.92%, 1.87%, 1.62% and 2.09%, respectively.
(3)  Average net assets for the six months ended May 31, 1997 were $53,091,065.
(4)  Annualized.
(5) Had the Adviser not made the capital contribution in regard to Orange County, (see note 2e in Notes to Financial Statements) the Portfolio's total return would have been lower.


                                                         INCOME FROM                                 DIVIDENDS AND
                                                    INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                            ----------------------------------------------     -------------------------
                                                                                             Dividends to
                              Net Asset                        Net                           Shareholders
                                Value,         Net           Realized          Total from      from Net       Capital
                              Beginning     Investment      Gain/(Loss)        Investment      Investment   Contribution
                              of Period       Income       on Investments      Operations        Income      by Adviser
New York Municipal Portfolio
  Six months ended
    May 31, 1997(1)              $1.000      $0.013               --             $0.013          ($0.013)          --
  Year ended Nov. 30, 1996        1.000       0.025               --              0.025           (0.025)          --
  Year ended Nov. 30, 1995        1.000       0.030           $0.000              0.030           (0.030)          --
  Year ended Nov. 30, 1994        1.000       0.019           (0.000)             0.019           (0.019)          --
  Year ended Nov. 30, 1993        1.000       0.016           (0.000)             0.016           (0.016)          --
  Year ended Nov. 30, 1992        1.000       0.025           (0.000)             0.025           (0.025)          --

                                                                                                       RATIOS TO
                                                                                                        AVERAGE
                                                                                                       NET ASSETS
                                                                                           ------------------------------------
                                  Net Asset                       Net Assets,
                                    Value,                          End of                    Net                       Net
                                    End of             Total        Period                 Operating                 Investment
                                    Period            Return*      (millions)               Expenses                   Income
New York Municipal Portfolio
  Six months ended
    May 31, 1997(1)                  $1.000            2.61%(4)        $63.2                0.98%(2,3,4)             2.57%(2,3,4)
  Year ended Nov. 30, 1996            1.000            2.50%            60.0                0.97%(2)                 2.45%(2)
  Year ended Nov. 30, 1995            1.000            3.07%            52.3                0.79%(2)                 3.02%(2)
  Year ended Nov. 30, 1994            1.000            1.92%            48.0                0.82%(2)                 1.90%(2)
  Year ended Nov. 30, 1993            1.000            1.66%            42.2                0.79%(2)                 1.64%(2)
  Year ended Nov. 30, 1992            1.000            2.56%            32.9                0.74%(2)                 2.43%(2)

(1)  Unaudited.
(2) During the periods noted above, the Adviser waived a portion of its fees. Additionally, for the six months ended May 31, 1997 and for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratio of net operating expenses to average net assets would have been 0.98%, 0.98%, 1.00%, 1.01%, 1.03% and 1.19%, respectively, and the ratio of net investment income to average net assets would have been 2.57%, 2.44%, 2.81%, 1.71%, 1.40% and 1.98%, respectively.
(3)  Average net assets for the six months ended May 31, 1997 were $62,480,783.
(4)  Annualized.

--------------------------------------------------------------------------------
*  Assumes reinvestment of all dividends.

================================================================================

          OCC                                               OCC
     -------------                                     -------------
     CASH RESERVES                                     CASH RESERVES
     -------------                                     -------------
================================================================================

Directors and Officers
Joseph M. La Motta             Director, President
Paul Y. Clinton                Director
Thomas W. Courtney             Director
Lacy B. Herrmann               Director                     o  Primary Portfolio
George Loft                    Director                     o  Government Portfolio
Everett Alcenat                Vice President               o  General Municipal Portfolio
Robert J. Bluestone            Vice President               o  California Municipal Portfolio
Bernard H. Garil               Vice President               o  New York Municipal Portfolio
John C. Giusio, Jr.            Vice President
Matthew Greenwald              Vice President
Benjamin Gutstein              Vice President                  Semi-Annual Report
Susan A. Murphy                Vice President
Sheldon Siegel                 Treasurer                       May 31, 1997
Richard L. Peteka              Assistant Treasurer
Deborah Kaback                 Secretary
Maria Camacho                  Assistant Secretary
Thomas E. Duggan               Assistant Secretary

Investment Adviser
OpCap Advisors
One World Financial Center
New York, NY 10281

Distributor
OCC Distributors
Two World Financial Center
New York, NY 10080

Custodian, Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266


---------------------------------------------------
Table of Contents
President's Letter.............................   1
Investment Review..............................   2
Schedules of Investments.......................   4
Statements of Assets and Liabilities...........  16
Statements of Operations.......................  17
Statements of Changes in Net Assets............  18
Notes to Financial Statements..................  20
Financial Highlights...........................  22            Managed by
----------------------------------------------------           OpCap Advisors



This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

================================================================================